INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Intangible assets
Intangible assets	$ 72,563,018	$ 67,342,362
Gross carrying amount
Intangible assets
Intangible assets	85,908,018	78,019,203	$ 66,376,939	$ 42,832,837
Accumulated depreciation/amortization
Intangible assets
Intangible assets	$ (13,345,000)	$ (10,676,841)	$ (8,595,456)	$ (7,499,373)